Goodwill and other intangible assets - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Sep. 14, 2021	Dec. 31, 2020		Sep. 28, 2020	Jan. 23, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	€ 48,056		€ 44,364	[1]			€ 44,519	[1]
Intangible assets other than goodwill	21,407		18,341	[1]			16,509	[1]
Marketed products
Disclosure of reconciliation of changes in goodwill [line items]
Intangible assets other than goodwill	€ 11,700		11,400				13,300
Useful life, intangible assets other than goodwill	10 years
Technological Platforms
Disclosure of reconciliation of changes in goodwill [line items]
Intangible assets other than goodwill	€ 1,200		200				200
Useful life, intangible assets other than goodwill	18 years
Trademarks
Disclosure of reconciliation of changes in goodwill [line items]
Intangible assets other than goodwill	€ 100		€ 100				€ 100
Useful life, intangible assets other than goodwill	13 years
Other intangible assets excluding software
Disclosure of reconciliation of changes in goodwill [line items]
Acquisitions and other increases	€ 498
Translate Bio
Disclosure of reconciliation of changes in goodwill [line items]
Identifiable intangible assets recognised as of acquisition date		€ 396
Goodwill		€ 2,179
Principia
Disclosure of reconciliation of changes in goodwill [line items]
Identifiable intangible assets recognised as of acquisition date					€ 2,534
Goodwill					€ 912
Synthorx
Disclosure of reconciliation of changes in goodwill [line items]
Identifiable intangible assets recognised as of acquisition date						€ 1,549
Goodwill						€ 930

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.